Risk management (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	$ (552,485)
Taxes	178,406
After taxes	(374,079)
2019
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(375,261)
Taxes	123,836
After taxes	(251,425)
2020
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(45,940)
Taxes	15,160
After taxes	(30,780)
2021
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(48,203)
Taxes	15,907
After taxes	(32,296)
2022
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(48,203)
Taxes	15,907
After taxes	(32,296)
2023
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(34,878)
Taxes	7,596
After taxes	$ (27,282)